UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04304
Delaware Group® Government Fund
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
July 31
Date of reporting period:
January 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Macquarie Emerging Markets Debt Corporate Fund
(formerly, Delaware Emerging Markets Debt Corporate Fund)
Class A : DEDAX
Semiannual shareholder report | January 31, 2025
This semiannual shareholder report contains important information about Macquarie Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$53	1.04%
^	Annualized.
Fund statistics (as of January 31, 2025)
Fund net assets	$88,311,949
Total number of portfolio holdings	148
Total advisory fees paid	$173,464
Portfolio turnover rate	56%

Fund holdings (as of January 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Mexico	8.36%
Brazil	8.21%
Chile	5.48%
Türkiye	5.38%
Argentina	4.95%
Indonesia	4.13%
Nigeria	3.70%
Hong Kong	3.63%
India	3.50%
United Arab Emirates	3.47%

Sector allocation
Financials	24.31%
Utilities	15.33%
Oil & Gas	13.85%
Technology, Media and Telecommunication	12.49%
Consumer	7.48%
Metals & Mining	5.08%
Industrial	4.48%
Transport	3.89%
Infrastructure	3.27%
Real Estate	1.89%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4285866)

Macquarie Emerging Markets Debt Corporate Fund
(formerly, Delaware Emerging Markets Debt Corporate Fund)
Class C : DEDCX
Semiannual shareholder report | January 31, 2025
This semiannual shareholder report contains important information about Macquarie Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$91	1.79%
^	Annualized.
Fund statistics (as of January 31, 2025)
Fund net assets	$88,311,949
Total number of portfolio holdings	148
Total advisory fees paid	$173,464
Portfolio turnover rate	56%

Fund holdings (as of January 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Mexico	8.36%
Brazil	8.21%
Chile	5.48%
Türkiye	5.38%
Argentina	4.95%
Indonesia	4.13%
Nigeria	3.70%
Hong Kong	3.63%
India	3.50%
United Arab Emirates	3.47%

Sector allocation
Financials	24.31%
Utilities	15.33%
Oil & Gas	13.85%
Technology, Media and Telecommunication	12.49%
Consumer	7.48%
Metals & Mining	5.08%
Industrial	4.48%
Transport	3.89%
Infrastructure	3.27%
Real Estate	1.89%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4285866)

Macquarie Emerging Markets Debt Corporate Fund
(formerly, Delaware Emerging Markets Debt Corporate Fund)
Institutional Class : DEDIX
Semiannual shareholder report | January 31, 2025
This semiannual shareholder report contains important information about Macquarie Emerging Markets Debt Corporate Fund (Fund) for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$40	0.79%
^	Annualized.
Fund statistics (as of January 31, 2025)
Fund net assets	$88,311,949
Total number of portfolio holdings	148
Total advisory fees paid	$173,464
Portfolio turnover rate	56%

Fund holdings (as of January 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Mexico	8.36%
Brazil	8.21%
Chile	5.48%
Türkiye	5.38%
Argentina	4.95%
Indonesia	4.13%
Nigeria	3.70%
Hong Kong	3.63%
India	3.50%
United Arab Emirates	3.47%

Sector allocation
Financials	24.31%
Utilities	15.33%
Oil & Gas	13.85%
Technology, Media and Telecommunication	12.49%
Consumer	7.48%
Metals & Mining	5.08%
Industrial	4.48%
Transport	3.89%
Infrastructure	3.27%
Real Estate	1.89%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4285866)

Macquarie Strategic Income Fund
(formerly, Delaware Strategic Income Fund)
Class A : DEGGX
Semiannual shareholder report | January 31, 2025
This semiannual shareholder report contains important information about Macquarie Strategic Income Fund (Fund) for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$43	0.84%
^	Annualized.
Fund statistics (as of January 31, 2025)
Fund net assets	$238,554,052
Total number of portfolio holdings	261
Total advisory fees paid	$306,826
Portfolio turnover rate	50%

Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	56.15%
Loan Agreements	20.14%
Collateralized Debt Obligations	17.99%
Short-Term Investments	3.15%
Government Agency Obligations	2.21%
Common Stocks	0.81%
Sovereign Bonds	0.70%
Supranational Banks	0.18%
Preferred Stock	0.05%
Agency Collateralized Mortgage Obligations	0.01%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4289912)

Macquarie Strategic Income Fund
(formerly, Delaware Strategic Income Fund)
Class C : DUGCX
Semiannual shareholder report | January 31, 2025
This semiannual shareholder report contains important information about Macquarie Strategic Income Fund (Fund) for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$82	1.59%
^	Annualized.
Fund statistics (as of January 31, 2025)
Fund net assets	$238,554,052
Total number of portfolio holdings	261
Total advisory fees paid	$306,826
Portfolio turnover rate	50%

Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	56.15%
Loan Agreements	20.14%
Collateralized Debt Obligations	17.99%
Short-Term Investments	3.15%
Government Agency Obligations	2.21%
Common Stocks	0.81%
Sovereign Bonds	0.70%
Supranational Banks	0.18%
Preferred Stock	0.05%
Agency Collateralized Mortgage Obligations	0.01%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4289912)

Macquarie Strategic Income Fund
(formerly, Delaware Strategic Income Fund)
Class R : DUGRX
Semiannual shareholder report | January 31, 2025
This semiannual shareholder report contains important information about Macquarie Strategic Income Fund (Fund) for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$56	1.09%
^	Annualized.
Fund statistics (as of January 31, 2025)
Fund net assets	$238,554,052
Total number of portfolio holdings	261
Total advisory fees paid	$306,826
Portfolio turnover rate	50%

Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	56.15%
Loan Agreements	20.14%
Collateralized Debt Obligations	17.99%
Short-Term Investments	3.15%
Government Agency Obligations	2.21%
Common Stocks	0.81%
Sovereign Bonds	0.70%
Supranational Banks	0.18%
Preferred Stock	0.05%
Agency Collateralized Mortgage Obligations	0.01%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4289912)

Macquarie Strategic Income Fund
(formerly, Delaware Strategic Income Fund)
Institutional Class : DUGIX
Semiannual shareholder report | January 31, 2025
This semiannual shareholder report contains important information about Macquarie Strategic Income Fund (Fund) for the period of August 1, 2024, to January 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$30	0.59%
^	Annualized.
Fund statistics (as of January 31, 2025)
Fund net assets	$238,554,052
Total number of portfolio holdings	261
Total advisory fees paid	$306,826
Portfolio turnover rate	50%

Fund holdings (as of January 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	56.15%
Loan Agreements	20.14%
Collateralized Debt Obligations	17.99%
Short-Term Investments	3.15%
Government Agency Obligations	2.21%
Common Stocks	0.81%
Sovereign Bonds	0.70%
Supranational Banks	0.18%
Preferred Stock	0.05%
Agency Collateralized Mortgage Obligations	0.01%
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4289912)

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual fund
Macquarie Emerging Markets Debt Corporate Fund
(formerly, Delaware Emerging Markets Debt Corporate Fund)
Financial statements and other information
For the six months ended January 31, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at macquarie.com/mam/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Macquarie Emerging Markets Debt Corporate Fund	January 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 95.56%Δ
Angola — 0.48%
Azule Energy Finance 144A 8.125% 1/23/30 #	415,000	$ 421,225
		421,225
Argentina — 4.95%
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	544,629	570,499
Tecpetrol 144A 7.625% 1/22/33 #	725,000	729,270
Telecom Argentina 144A 9.50% 7/18/31 #	740,000	770,525
Transportadora de Gas del Sur 144A 8.50% 7/24/31 #	570,000	596,235
Vista Energy Argentina 144A 7.625% 12/10/35 #	885,000	869,291
YPF 144A 9.50% 1/17/31 #	790,000	838,628
		4,374,448
Brazil — 8.21%
3R Lux 144A 9.75% 2/5/31 #	490,000	512,393
Braskem Netherlands Finance 144A 8.00% 10/15/34 #	590,000	569,820
Centrais Eletricas Brasileiras 144A 6.50% 1/11/35 #	565,000	537,880
CSN Resources 144A 8.875% 12/5/30 #	530,000	523,806
Guara Norte 144A 5.198% 6/15/34 #	782,677	728,420
LD Celulose International 144A 7.95% 1/26/32 #	825,000	840,366
Movida Europe 144A 7.85% 4/11/29 #	580,000	498,668
MV24 Capital 144A 6.748% 6/1/34 #	688,172	658,193
Raizen Fuels Finance 144A 5.70% 1/17/35 #	545,000	505,760
Samarco Mineracao PIK, 144A 9.00% 6/30/31 #, >>	453,243	438,638
Sitios Latinoamerica 144A 6.00% 11/25/29 #	665,000	665,798
Usiminas International 144A 7.50% 1/27/32 #	775,000	770,309
		7,250,051
Chile — 5.48%
AES Andes 144A 8.15% 6/10/55 #, μ	565,000	580,112
ATP Tower Holdings 144A 7.875% 2/3/30 #	895,000	890,704
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ	650,000	682,629
Chile Electricity Lux Mpc II 144A 5.58% 10/20/35 #	670,000	659,347
Colbun 144A 3.15% 1/19/32 #	725,000	613,674
Engie Energia Chile 144A 6.375% 4/17/34 #	670,000	680,283
Latam Airlines Group 144A 7.875% 4/15/30 #	730,000	734,562
		4,841,311
China — 2.03%
Alibaba Group Holding
2.70% 2/9/41	445,000	303,229
144A 5.25% 5/26/35 #	575,000	562,168
Meituan 144A 4.625% 10/2/29 #	765,000	746,040
    1

Schedule of investments
Macquarie Emerging Markets Debt Corporate Fund
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
China (continued)
Sunac China Holdings
PIK, 144A 6.00% 9/30/25 #, >>	1,299,602	$ 116,964
PIK, 144A 6.25% 9/30/26 #, >>	755,067	67,956
		1,796,357
Colombia — 3.21%
Canacol Energy 144A 5.75% 11/24/28 #	1,105,000	645,808
Ecopetrol
5.875% 11/2/51	410,000	279,808
8.375% 1/19/36	525,000	509,143
Geopark 144A 8.75% 1/31/30 #	880,000	874,720
Grupo Aval 144A 4.375% 2/4/30 #	585,000	525,734
		2,835,213
Dominican Republic — 0.67%
Aeropuertos Dominicanos Siglo XXI 144A 7.00% 6/30/34 #	585,000	591,333
		591,333
Georgia — 2.23%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	595,000	600,967
Silknet JSC 144A 8.375% 1/31/27 #	655,000	660,656
TBC Bank JSC 144A 10.25% 7/30/29 #, μ, ψ	710,000	707,639
		1,969,262
Guatemala — 1.13%
CT Trust 144A 5.125% 2/3/32 #	550,000	494,835
Millicom International Cellular 144A 7.375% 4/2/32 #	499,000	506,642
		1,001,477
Hong Kong — 3.63%
AIA Group 144A 5.375% 4/5/34 #	510,000	509,146
Celestial Dynasty 6.375% 8/22/28 ■	735,000	666,869
CK Hutchison International 24 II 144A 4.75% 9/13/34 #	830,000	794,455
Standard Chartered
144A 6.301% 1/9/29 #, μ	640,000	660,284
144A 7.625% 1/16/32 #, μ, ψ	575,000	577,633
		3,208,387
India — 3.50%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	530,000	441,071
Adani Ports & Special Economic Zone 144A 4.375% 7/3/29 #	525,000	466,182
Axis Bank 4.10% 9/8/26 μ, ψ, ■	646,000	620,585
Biocon Biologics Global 144A 6.67% 10/9/29 #	555,000	541,551
Future Retail 144A 5.60% 1/22/25 #, ‡	425,000	2,168
2

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
India (continued)
ICICI Bank 144A 4.00% 3/18/26 #	489,000	$ 484,239
JSW Hydro Energy 144A 4.125% 5/18/31 #	593,687	534,731
		3,090,527
Indonesia — 4.13%
Freeport Indonesia 144A 5.315% 4/14/32 #	595,000	585,813
Indofood CBP Sukses Makmur 4.805% 4/27/52 ■	480,000	393,156
Medco Maple Tree 144A 8.96% 4/27/29 #	760,000	806,928
Perusahaan Perseroan Persero Perusahaan Listrik Negara 144A 4.00% 6/30/50 #	695,000	482,889
Sorik Marapi Geothermal Power 144A 7.75% 8/5/31 #	660,000	651,667
Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #	713,710	721,909
		3,642,362
Israel — 1.83%
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ	650,000	666,462
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	360,000	352,489
6.75% 3/1/28	575,000	592,140
		1,611,091
Jamaica — 0.83%
Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #	730,000	730,219
		730,219
Kazakhstan — 0.48%
KazMunayGas National 144A 5.375% 4/24/30 #	430,000	420,318
		420,318
Kuwait — 1.61%
Burgan Bank 2.75% 12/15/31 μ, ■	650,000	609,004
NBK SPC 144A 1.625% 9/15/27 #, μ	400,000	378,478
NBK Tier 1 Financing 2 144A 4.50% 8/27/25 #, μ, ψ	440,000	435,226
		1,422,708
Macao — 3.11%
Melco Resorts Finance 144A 7.625% 4/17/32 #	765,000	764,832
MGM China Holdings 144A 4.75% 2/1/27 #	560,000	549,750
Sands China
3.25% 8/8/31	565,000	485,289
4.375% 6/18/30	490,000	457,477
Studio City Finance 144A 5.00% 1/15/29 #	535,000	487,958
		2,745,306
    3

Schedule of investments
Macquarie Emerging Markets Debt Corporate Fund
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Malaysia — 1.42%
CIMB Bank 144A 2.125% 7/20/27 #	600,000	$ 565,110
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	710,000	692,278
		1,257,388
Mexico — 7.67%
Banco Mercantil del Norte
144A 7.50% 6/27/29 #, μ, ψ	460,000	445,057
144A 7.625% 1/10/28 #, μ, ψ	465,000	458,927
Banco Santander Mexico 144A 5.621% 12/10/29 #	485,000	486,639
BBVA Bancomer
144A 5.875% 9/13/34 #, μ	360,000	340,855
144A 8.125% 1/8/39 #, μ	525,000	532,165
Bimbo Bakeries USA 144A 6.40% 1/15/34 #	595,000	622,341
Cemex 144A 9.125% 3/14/28 #, μ, ψ	420,000	434,697
El Puerto de Liverpool 144A 6.658% 1/22/37 #	705,000	706,621
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero PIK, 144A 11.00% 9/12/30 #	595,000	618,800
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 144A 7.25% 1/31/41 #	745,688	725,741
Petroleos Mexicanos 7.69% 1/23/50	485,000	363,190
Trust Fibra Uno
144A 4.869% 1/15/30 #	675,000	620,827
144A 7.375% 2/13/34 #	425,000	417,852
		6,773,712
Morocco — 1.03%
OCP
144A 5.125% 6/23/51 #	545,000	414,417
144A 7.50% 5/2/54 #	490,000	497,369
		911,786
Nigeria — 3.70%
Access Bank 144A 6.125% 9/21/26 #	615,000	604,668
Africa Finance 144A 5.55% 10/8/29 #	745,000	735,759
IHS Holding 144A 8.25% 11/29/31 #	1,345,000	1,324,210
SEPLAT Energy 144A 7.75% 4/1/26 #	605,000	604,301
		3,268,938
Oman — 0.65%
Oryx Funding 144A 5.80% 2/3/31 #	580,000	577,032
		577,032
4

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Panama — 0.77%
Sable International Finance 144A 7.125% 10/15/32 #	695,000	$ 680,099
		680,099
Papua New Guinea — 0.69%
Puma International Financing 144A 7.75% 4/25/29 #	598,000	607,730
		607,730
Peru — 3.43%
Banco de Credito del Peru 144A 3.25% 9/30/31 #, μ	1,055,000	1,005,185
Cia de Minas Buenaventura 144A 6.80% 2/4/32 #	900,000	894,330
Consorcio Transmantaro 144A 5.20% 4/11/38 #	605,000	555,497
Kallpa Generacion 144A 5.875% 1/30/32 #	580,000	577,738
		3,032,750
Philippines — 1.36%
International Container Terminal Services 4.75% 6/17/30 ■	645,000	632,093
Metropolitan Bank & Trust 5.375% 3/6/29 ■	560,000	566,461
		1,198,554
Poland — 1.01%
ORLEN 144A 6.00% 1/30/35 #	890,000	892,954
		892,954
Qatar — 1.36%
Ooredoo International Finance 144A 4.625% 10/10/34 #	645,000	616,169
QNB Finance 2.625% 5/12/25 ■	590,000	586,535
		1,202,704
Saudi Arabia — 2.27%
EIG Pearl Holdings 144A 4.387% 11/30/46 #	515,000	404,372
Greensaif Pipelines Bidco
144A 5.853% 2/23/36 #	490,000	488,217
144A 6.51% 2/23/42 #	380,000	387,078
Saudi Arabian Oil
144A 3.50% 11/24/70 #	410,000	253,260
144A 5.75% 7/17/54 #	500,000	468,731
		2,001,658
Serbia — 0.99%
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	880,000	877,492
		877,492
Singapore — 1.57%
BOC Aviation USA 144A 5.25% 1/14/30 #	670,000	682,586
    5

Schedule of investments
Macquarie Emerging Markets Debt Corporate Fund
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Singapore (continued)
Oversea-Chinese Banking 144A 1.832% 9/10/30 #, μ	712,000	$ 699,378
		1,381,964
South Africa — 2.30%
Anglo American Capital 144A 5.50% 5/2/33 #	735,000	730,714
Prosus 144A 3.061% 7/13/31 #	740,000	619,569
Sasol Financing USA 144A 8.75% 5/3/29 #	670,000	681,093
		2,031,376
South Korea — 3.23%
Hyundai Capital Services 144A 5.25% 1/22/28 #	695,000	699,237
Kookmin Bank 144A 2.50% 11/4/30 #	705,000	605,895
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	695,000	697,320
Shinhan Bank 144A 5.75% 4/15/34 #	480,000	481,892
Shinhan Financial Group 144A 5.00% 7/24/28 #	365,000	365,442
		2,849,786
Taiwan — 1.53%
TSMC Arizona 2.50% 10/25/31	1,100,000	950,004
TSMC Global 144A 2.25% 4/23/31 #	470,000	404,830
		1,354,834
Tanzania — 0.74%
HTA Group 144A 7.50% 6/4/29 #	640,000	649,331
		649,331
Thailand — 1.58%
Bangkok Bank
144A 3.466% 9/23/36 #, μ	665,000	576,089
144A 5.00% 9/23/25 #, μ, ψ	480,000	478,401
PTTEP Treasury Center 144A 2.587% 6/10/27 #	360,000	341,477
		1,395,967
Türkiye — 5.38%
Akbank TAS
6.80% 6/22/31 μ, ■	470,000	469,370
144A 7.498% 1/20/30 #	225,000	229,736
GDZ Elektrik Dagitim 144A 9.00% 10/15/29 #	680,000	669,307
Mersin Uluslararasi Liman Isletmeciligi 144A 8.25% 11/15/28 #	605,000	627,276
QNB Bank 10.75% 11/15/33 μ, ■	600,000	661,560
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #	750,000	777,825
Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #	660,000	666,745
6

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Türkiye (continued)
Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ	635,000	$ 651,324
		4,753,143
Ukraine — 0.78%
MHP Lux 144A 6.95% 4/3/26 #	720,000	690,228
		690,228
United Arab Emirates — 3.47%
Adnoc Murban Rsc 144A 4.50% 9/11/34 #	735,000	693,866
First Abu Dhabi Bank PJSC 4.50% 4/5/26 μ, ψ, ■	615,000	604,951
Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	991,091	862,151
MAF Global Securities 7.875% 6/30/27 μ, ψ, ■	435,000	447,801
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	566,346	453,967
		3,062,736
Vietnam — 0.50%
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	457,471	439,809
		439,809
Zambia — 0.62%
First Quantum Minerals 144A 9.375% 3/1/29 #	515,000	544,911
		544,911
Total Corporate Bonds (cost $85,048,964)		84,388,477

Sovereign Bonds — 1.06%Δ
Hungary — 0.44%
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28 ■	380,000	387,783
		387,783
Poland — 0.62%
Bank Gospodarstwa Krajowego 144A 5.375% 5/22/33 #	560,000	550,434
		550,434
Total Sovereign Bonds (cost $937,192)		938,217

Supranational Banks — 0.80%
African Development Bank 5.75% 5/7/34 μ, ψ	730,000	708,803
Total Supranational Banks (cost $709,925)		708,803
    7

Schedule of investments
Macquarie Emerging Markets Debt Corporate Fund
	Number of shares	Value (US $)
Common Stock — 0.69%Δ
Mexico — 0.69%
Grupo Aeromexico =, †	29,657	$ 608,253
Total Common Stock (cost $269,980)		608,253

Short-Term Investments — 1.40%
Money Market Mutual Funds — 1.40%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.26%)	309,016	309,016
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.27%)	309,015	309,015
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.35%)	309,015	309,015
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.31%)	309,015	309,015
Total Short-Term Investments (cost $1,236,061)		1,236,061
Total Value of Securities—99.51% (cost $88,202,122)		$87,879,811
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of Rule 144A securities was $74,387,757, which represents 84.23% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
>>	PIK. 100% of the income received was in the form of principal.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
‡	Non-income producing security. Security is currently in default.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.
8

The following futures contracts and swap contracts were outstanding at January 31, 2025:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(16)	US Treasury 10 yr Ultra Notes	$(1,782,000)	$(1,805,710)	3/20/25	$23,710	$7,750

Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 4.15% 3/28/27 Baa2 6/22/26-Quarterly	1,748,000	1.000%	$(11,639)	$3,623	$(15,262)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin and unrealized appreciation (depreciation) are reflected in the Fund’s net assets.
1	See Note 6 in “Notes to financial statements.”
    9

Schedule of investments
Macquarie Emerging Markets Debt Corporate Fund
2	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
3	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
Summary of abbreviations:
CDS – Credit Default Swap
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
yr – Year
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.
10

Statement of assets and liabilities
Macquarie Emerging Markets Debt Corporate Fund	January 31, 2025 (Unaudited)
Assets:
Investments, at value*	$87,879,811
Foreign currencies, at valueΔ	5
Cash	53,359
Cash collateral due from broker	40,800
Dividends and interest receivable	1,204,161
Receivable for securities sold	1,047,171
Receivable for fund shares sold	45,705
Prepaid expenses	37,869
Variation margin due from broker on futures contracts	7,750
Upfront payments paid on over-the-counter credit default swap contracts	3,623
Other assets	558
Total Assets	90,320,812
Liabilities:
Payable for securities purchased	1,780,303
Payable for fund shares redeemed	94,973
Other accrued expenses	90,262
Investment management fees payable to affiliates	27,549
Unrealized depreciation on over-the-counter credit default swap contracts	15,262
Distribution fees payable to affiliates	514
Total Liabilities	2,008,863
Total Net Assets	$88,311,949

Net Assets Consist of:
Paid-in capital	$98,665,504
Total distributable earnings (loss)	(10,353,555)
Total Net Assets	$88,311,949
    11

Statement of assets and liabilities
Macquarie Emerging Markets Debt Corporate Fund

Net Asset Value

Class A:
Net assets	$1,154,641
Shares of beneficial interest outstanding, unlimited authorization, no par	151,137
Net asset value per share	$7.64
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.00

Class C:
Net assets	$317,178
Shares of beneficial interest outstanding, unlimited authorization, no par	41,431
Net asset value per share	$7.66

Institutional Class:
Net assets	$86,840,130
Shares of beneficial interest outstanding, unlimited authorization, no par	11,392,107
Net asset value per share	$7.62
*Investments, at cost	$88,202,122
ΔForeign currencies, at cost	6
See accompanying notes, which are an integral part of the financial statements.
12

Statement of operations
Macquarie Emerging Markets Debt Corporate Fund	Six months ended January 31, 2025 (Unaudited)
Investment Income:
Interest	$3,400,916
Dividends	43,598
3,444,514

Expenses:
Management fees	342,037
Distribution expenses — Class A	1,211
Distribution expenses — Class C	1,009
Dividend disbursing and transfer agent fees and expenses	43,377
Registration fees	34,185
Accounting and administration expenses	27,898
Audit and tax fees	25,339
Legal fees	22,034
Reports and statements to shareholders expenses	21,710
Custodian fees	2,988
Trustees’ fees	2,058
Other	10,016
533,862
Less expenses waived	(168,573)
Less expenses paid indirectly	(2,791)
Total operating expenses	362,498
Net Investment Income (Loss)	3,082,016
    13

Statement of operations
Macquarie Emerging Markets Debt Corporate Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$729,315
Foreign currencies	1,834
Futures contracts	105,081
Swap contracts	(10,203)
Net realized gain (loss)	826,027

Net change in unrealized appreciation (depreciation) on:
Investments	(1,106,747)
Futures contracts	77,276
Swap contracts	7,980
Net change in unrealized appreciation (depreciation)	(1,021,491)
Net Realized and Unrealized Gain (Loss)	(195,464)
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,886,552
See accompanying notes, which are an integral part of the financial statements.
14

Statements of changes in net assets
Macquarie Emerging Markets Debt Corporate Fund
	Six months ended 1/31/25 (Unaudited)	Year ended 7/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$3,082,016	$6,494,645
Net realized gain (loss)	826,027	(2,476,070)
Net change in unrealized appreciation (depreciation)	(1,021,491)	5,431,282
Net increase (decrease) in net assets resulting from operations	2,886,552	9,449,857

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(32,418)	(43,813)
Class C	(5,529)	(8,665)
Class R1	—	(41)
Institutional Class	(3,078,612)	(6,426,963)
	(3,116,559)	(6,479,482)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	284,372	259,457
Class C	217,081	8,700
Institutional Class	9,838,934	52,481,061

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	32,306	43,813
Class C	5,453	8,543
Class R1	—	41
Institutional Class	2,927,259	6,153,044
	13,305,405	58,954,659
    15

Statements of changes in net assets
Macquarie Emerging Markets Debt Corporate Fund
	Six months ended 1/31/25 (Unaudited)	Year ended 7/31/24

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(68,332)	$(167,760)
Class C	(64,326)	(105,451)
Class R1	—	(2,736)
Institutional Class	(15,311,576)	(58,934,780)
	(15,444,234)	(59,210,727)
Decrease in net assets derived from capital share transactions	(2,138,829)	(256,068)
Net Increase (Decrease) in Net Assets	(2,368,836)	2,714,307

Net Assets:
Beginning of period	90,680,785	87,966,478
End of period	$88,311,949	$90,680,785
[1]	On October 27, 2023, all Class R shares were converted into Institutional Class shares. These transactions are included in proceeds from shares sold of Institutional Class shares and cost of shares redeemed of Class R shares in the table above.
See accompanying notes, which are an integral part of the financial statements.
16

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Financial highlights
Macquarie Emerging Markets Debt Corporate Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
18

Six months ended 1/31/25[1] (Unaudited)	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
$7.66	$7.45	$7.35	$8.91	$8.48	$8.67

0.25	0.45	0.40	0.32	0.33	0.32
(0.01)	0.20	0.08	(1.52)	0.42	(0.18)
0.24	0.65	0.48	(1.20)	0.75	0.14

(0.26)	(0.44)	(0.38)	(0.31)	(0.32)	(0.32)
—	—	—	(0.05)	—	—
—	—	—	—	—	(0.01)
(0.26)	(0.44)	(0.38)	(0.36)	(0.32)	(0.33)

$7.64	$7.66	$7.45	$7.35	$8.91	$8.48

3.12%	9.07%	6.74%	(13.83%)	8.99%	1.73%

$1,155	$910	$753	$767	$817	$281
1.04%	1.04%	1.04%	1.04%	1.04%	1.04%
1.41%	1.26%	1.44%	1.43%	1.42%	1.48%
6.55%	6.02%	5.47%	3.87%	3.69%	3.77%
6.18%	5.80%	5.07%	3.48%	3.31%	3.33%
56%	94%	67%	55%	99%	93%
19

Financial highlights
Macquarie Emerging Markets Debt Corporate Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
20

Six months ended 1/31/25[1] (Unaudited)	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
$7.67	$7.44	$7.34	$8.90	$8.47	$8.66

0.23	0.39	0.34	0.25	0.26	0.25
(0.02)	0.20	0.09	(1.51)	0.43	(0.17)
0.21	0.59	0.43	(1.26)	0.69	0.08

(0.22)	(0.36)	(0.33)	(0.25)	(0.26)	(0.26)
—	—	—	(0.05)	—	—
—	—	—	—	—	(0.01)
(0.22)	(0.36)	(0.33)	(0.30)	(0.26)	(0.27)

$7.66	$7.67	$7.44	$7.34	$8.90	$8.47

2.80%	8.19%	5.98%	(14.46%)	8.19%	0.99%

$317	$159	$244	$210	$99	$84
1.79%	1.79%	1.79%	1.79%	1.79%	1.79%
2.16%	2.01%	2.19%	2.18%	2.17%	2.23%
5.87%	5.27%	4.72%	3.12%	2.94%	3.02%
5.50%	5.05%	4.32%	2.73%	2.56%	2.58%
56%	94%	67%	55%	99%	93%
21

Financial highlights
Macquarie Emerging Markets Debt Corporate Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
22

Six months ended 1/31/25[1] (Unaudited)	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
$7.64	$7.44	$7.34	$8.90	$8.47	$8.67

0.26	0.47	0.42	0.34	0.35	0.34
(0.01)	0.20	0.08	(1.51)	0.43	(0.19)
0.25	0.67	0.50	(1.17)	0.78	0.15

(0.27)	(0.47)	(0.40)	(0.34)	(0.35)	(0.34)
—	—	—	(0.05)	—	—
—	—	—	—	—	(0.01)
(0.27)	(0.47)	(0.40)	(0.39)	(0.35)	(0.35)

$7.62	$7.64	$7.44	$7.34	$8.90	$8.47

3.26%	9.34%	7.01%	(13.60%)	9.30%	1.88%

$86,840	$89,612	$86,966	$96,027	$86,511	$69,600
0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
1.16%	1.01%	1.19%	1.18%	1.17%	1.23%
6.76%	6.27%	5.72%	4.12%	3.94%	4.02%
6.39%	6.05%	5.32%	3.73%	3.56%	3.58%
56%	94%	67%	55%	99%	93%
23

Notes to financial statements
Macquarie Emerging Markets Debt Corporate Fund	January 31, 2025 (Unaudited)
Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Macquarie Emerging Markets Debt Corporate Fund (formerly, Delaware Emerging Markets Debt Corporate Fund through December 30, 2024) and Macquarie Strategic Income Fund (formerly, Delaware Strategic Income Fund through December 30, 2024). These financial statements and the related notes pertain to Macquarie Emerging Markets Debt Corporate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. On October 27, 2023, all Class R shares were converted into Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security and CDS contracts valuations are then reviewed by DMC as part of its duties as the Fund's valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and
24

are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Fund may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended January 31, 2025, and for all open tax years (years ended July 31, 2021–July 31, 2024), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended January 31, 2025, the Fund did not incur any interest or tax penalties.
    25

Notes to financial statements
Macquarie Emerging Markets Debt Corporate Fund
1. Significant Accounting Policies (continued)
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
26

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds), in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares and pays dividends from net investment income monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended January 31, 2025, the Fund earned $2,776 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended January 31, 2025, the Fund earned $15 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the
    27

Notes to financial statements
Macquarie Emerging Markets Debt Corporate Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund’s average daily net assets from August 1, 2024 through November 28, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from August 1, 2024 through November 28, 2025, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Institutional Class
1.04%	1.79%	0.79%
DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays Affiliated Sub-Advisors a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2025, the Fund paid $4,092 for these services.
28

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended January 31, 2025, the Fund paid $2,960 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% and 1.00% of the average daily net assets of the Class A and Class C shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended January 31, 2025, the Fund paid $1,121 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended January 31, 2025, DDLP earned $15 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2025, DDLP received gross CDSC commissions of $292 on redemptions of the Fund’s Class A shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement
    29

Notes to financial statements
Macquarie Emerging Markets Debt Corporate Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Fund.
3. Investments
For the six months ended January 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$49,570,338
Sales	52,196,893
At January 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:
Cost of investments and derivatives	$88,202,122
Aggregate unrealized appreciation of investments and derivatives	$1,863,232
Aggregate unrealized depreciation of investments and derivatives	(2,177,095)
Net unrealized depreciation of investments and derivatives	$(313,863)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At July 31, 2024, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 2,194,012	$8,518,216	$ 10,712,228
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s
30

investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2025:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock	$—	$—	$608,253	$608,253
Corporate Bonds	—	84,388,477	—	84,388,477
Sovereign Bonds	—	938,217	—	938,217
Supranational Banks	—	708,803	—	708,803
Short-Term Investments	1,236,061	—	—	1,236,061
Total Value of Securities	$1,236,061	$86,035,497	$608,253	$87,879,811

Derivatives[1]
Assets:
Futures Contracts	$23,710	$—	$—	$23,710

    31

Notes to financial statements
Macquarie Emerging Markets Debt Corporate Fund
3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Liabilities:
Over-The-Counter Credit Default Swap Contracts	$—	$(15,262)	$—	$(15,262)

[1]Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
During the six months ended January 31, 2025, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	1/31/25	7/31/24
Shares sold:
Class A	36,976	34,499
Class C	28,338	1,154
Institutional Class	1,276,565	7,054,376

Shares issued upon reinvestment of dividends and distributions:
Class A	4,196	5,870
Class C	708	1,147
Class R1	—	6
Institutional Class	380,804	827,392
	1,727,587	7,924,444
32

	Six months ended	Year ended
	1/31/25	7/31/24

Shares redeemed:
Class A	(8,864)	(22,690)
Class C	(8,304)	(14,447)
Class R1	—	(384)
Institutional Class	(1,987,069)	(7,845,764)
	(2,004,237)	(7,883,285)
Net increase (decrease)	(276,650)	41,159
[1]	On October 27, 2023, all Class R shares were converted into Institutional Class shares. These transactions are included in shares sold of Institutional Class shares and shares redeemed of Class R shares in the table above.
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the previous page and on the “Statements of changes in net assets.” For the six months ended January 31, 2025 and the year ended July 31, 2024, the Fund had the following exchange transactions:
	Exchange Redemptions		Exchange Subscriptions
	Class C Shares	Class R Shares	Class A Shares	Institutional Class Shares	Value
Six months ended
1/31/25	127	—	128	—	$986
Year ended
7/31/24	325	384	325	384	5,175
5. Line of Credit
The Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 28, 2024. This Agreement was extended to October 27, 2025.
The Fund had no amounts outstanding as of January 31, 2025, or at any time during the period then ended.
    33

Notes to financial statements
Macquarie Emerging Markets Debt Corporate Fund
6. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At January 31, 2025, the Fund posted $40,800 in cash as collateral for open futures contracts, which is presented as “Cash collateral due from broker” on the “Statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”
During the six months ended January 31, 2025, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts —The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against credit events, to enhance total return, or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) and Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or
34

basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the six months ended January 31, 2025, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. During the six months ended January 31, 2025, the Fund did not enter into any CDS contracts as a seller of protection.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.
During the six months ended January 31, 2025, the Fund used CDS contracts to hedge against credit events.
    35

Notes to financial statements
Macquarie Emerging Markets Debt Corporate Fund
6. Derivatives (continued)
Fair values of derivative instruments as of January 31, 2025 were as follows:
Asset Derivatives Fair Value
Statement of assets and liabilities location	Interest Rate Contracts
Variation margin due from broker on futures contracts*	$23,710
*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through January 31, 2025. Only current day variation margin is reported on the “Statement of assets and liabilities.”
Liability Derivatives Fair Value
Statement of assets and liabilities location	Credit Contracts
Unrealized depreciation on over-the-counter credit default swap contracts	$(15,262)

The effect of derivative instruments on the “Statement of operations” for the six months ended
January 31, 2025 was as follows:
	Net Realized Gain (Loss) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$105,081	$—	$105,081
Credit contracts	—	(10,203)	(10,203)
Total	$105,081	$(10,203)	$94,878
	Net Change in Unrealized Appreciation (Depreciation) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$77,276	$—	$77,276
Credit contracts	—	7,980	7,980
Total	$77,276	$7,980	$85,256
The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended January 31, 2025:
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional amount)	$—	$2,564,451
CDS contracts (average notional amount)*	1,734,236	—
*Long represents buying protection and short represents selling protection.
36

7. Offsetting
The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”
At January 31, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$—	$(15,262)	$(15,262)
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
JPMorgan Chase Bank	$(15,262)	$—	$—	$—	$15,262	$—
(a) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
8. Securities Lending
The Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral
    37

Notes to financial statements
Macquarie Emerging Markets Debt Corporate Fund
8. Securities Lending (continued)
plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the
38

amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended January 31, 2025, the Fund had no securities out on loan.
9. Credit and Market Risks
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument
    39

Notes to financial statements
Macquarie Emerging Markets Debt Corporate Fund
9. Credit and Market Risks (continued)
may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
11. Recent Accounting Pronouncements
In November 2023, the FASB issued an Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (CODM). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for the fiscal years beginning after December 15, 2023, and interim periods beginning with the first quarter ended March 31, 2025. The Fund is currently assessing the impact of this ASU, however, the Fund does not expect a material impact on its financial statements.
12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2025, that would require recognition or disclosure in the Fund’s financial statements.
40

Other Fund information (Unaudited)
Macquarie Emerging Markets Debt Corporate Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 13-15, 2024
At a meeting held on August 13-15, 2024 (the "Annual Contract Renewal Meeting"), the Board of Trustees (Board), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the "Independent Trustees"), approved the renewal of the Delaware Emerging Markets Debt Corporate Fund (Fund) Investment Management Agreement with Delaware Management Company (DMC) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (MIMGL), Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) and Macquarie Investment Management Europe Limited (MIMEL) (together, the "Affiliated Sub-Advisers").
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an "Investment Committee" and together, the "Investment Committees"), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board
    41

Other Fund information (Unaudited)
Macquarie Emerging Markets Debt Corporate Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 13-15, 2024 (continued)
considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (JDL).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Fund’s portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals. The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (Macquarie), the parent company of DMC, regarding Macquarie’s commitment to the US mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex. Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the
42

preparation of the Fund’s prospectus, summary prospectus, statement of additional information, and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (Broadridge), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the "Performance Universe"). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2023.
    43

Other Fund information (Unaudited)
Macquarie Emerging Markets Debt Corporate Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 13-15, 2024 (continued)
The Performance Universe for the Fund consisted of the Fund and all retail and institutional emerging markets hard currency debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year and since inception periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year and since inception periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, and 5-year and since inception periods. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark index during the periods under review.
Comparative expenses. The Board received and considered expense data for the Fund. DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares, including 12b-1 and non-12b-1 service fees (as applicable). The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the "Expense Group"). The Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers (the "Expense Universe"). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with the Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.
44

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information
    45

Other Fund information (Unaudited)
Macquarie Emerging Markets Debt Corporate Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 13-15, 2024 (continued)
from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.
46

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(4285866)
SA-227-0325
This page is not part of the Financial statements and other information.

Fixed income mutual fund
Macquarie Strategic Income Fund
(formerly, Delaware Strategic Income Fund)
Financial statements and other information
For the six months ended January 31, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at macquarie.com/mam/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Macquarie Strategic Income Fund	January 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.01%
Fannie Mae REMICS Series 2014-34 MA 3.00% 2/25/44	28,170	$ 27,539
GNMA Series 2015-151 KC 3.50% 4/20/34	8,155	7,844
Total Agency Collateralized Mortgage Obligations (cost $37,283)		35,383

Collateralized Debt Obligations — 17.99%
AGL CLO
Series 2024-32A C 144A 6.193% (TSFR03M + 1.90%, Floor 1.90%) 7/21/37 #, •	1,000,000	1,006,720
Series 2024-32A D1 144A 7.193% (TSFR03M + 2.90%, Floor 2.90%) 7/21/37 #, •	1,000,000	1,010,865
AIMCO CLO
Series 2022-17A D1R 144A 7.19% (TSFR03M + 2.90%, Floor 2.90%) 7/20/37 #, •	1,000,000	1,010,560
Series 2022-18A CR 144A 6.193% (TSFR03M + 1.90%, Floor 1.90%) 7/20/37 #, •	500,000	503,374
Series 2022-18A D1R 144A 7.143% (TSFR03M + 2.85%, Floor 2.85%) 7/20/37 #, •	500,000	504,367

Bain Capital Credit CLO Series 2017-2A CR3 144A 6.50% (TSFR03M + 2.20%, Floor 2.20%) 7/25/37 #, •	2,000,000	2,017,726
Ballyrock CLO Series 2020-14A BR 144A 6.293% (TSFR03M + 2.00%, Floor 2.00%) 7/20/37 #, •	2,000,000	2,013,232
Barings CLO
Series 2024-2A C 144A 6.302% (TSFR03M + 2.00%, Floor 2.00%) 7/15/39 #, •	1,000,000	1,006,677
Series 2024-2A D 144A 7.452% (TSFR03M + 3.15%, Floor 3.15%) 7/15/39 #, •	1,000,000	1,013,491

Bear Mountain Park CLO Series 2022-1A CR 144A 6.302% (TSFR03M + 2.00%, Floor 2.00%) 7/15/37 #, •	2,000,000	2,013,354
Benefit Street Partners CLO Series 2017-12BRA D1 144A 7.352% (TSFR03M + 3.05%, Floor 3.05%) 10/15/37 #, •	1,000,000	1,016,864
Benefit Street Partners CLO XXVIII Series 2022-28A D1R 144A 7.193% (TSFR03M + 2.90%, Floor 2.90%) 10/20/37 #, •	1,000,000	1,013,083
Carlyle US CLO
Series 2024-4A C 144A 6.443% (TSFR03M + 2.15%, Floor 2.15%) 7/20/37 #, •	1,500,000	1,519,709
Series 2024-4A D 144A 7.493% (TSFR03M + 3.20%, Floor 3.20%) 7/20/37 #, •	1,000,000	1,015,901

Schedule of investments
Macquarie Strategic Income Fund
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Dryden CLO Series 2022-109A DR 144A 0.00% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •, ^	1,000,000	$ 1,000,000
Elmwood CLO
Series 2022-4A D1R 144A 7.353% (TSFR03M + 3.05%, Floor 3.05%) 7/17/37 #, •	1,000,000	1,011,452
Series 2024-13A D1 144A 6.892% (TSFR03M + 2.60%, Floor 2.60%) 1/17/38 #, •	1,000,000	1,011,846

Golub Capital Partners CLO Series 2024-76A D1 144A 7.642% (TSFR03M + 2.90%, Floor 2.90%) 10/25/37 #, •	1,000,000	1,010,968
Madison Park Funding XXX Series 2018-30A D1R 144A 7.508% (TSFR03M + 3.20%, Floor 3.20%) 7/16/37 #, •	1,000,000	1,020,979
Madison Park Funding XXXI Series 2018-31A CR 144A 6.54% (TSFR03M + 2.25%, Floor 2.25%) 7/23/37 #, •	1,000,000	1,008,778
Neuberger Berman Loan Advisers CLO
Series 2017-25A D1R2 144A 7.393% (TSFR03M + 3.10%, Floor 3.10%) 7/18/38 #, •	1,000,000	1,011,103
Series 2024-56A C 144A 6.397% (TSFR03M + 2.10%, Floor 2.10%) 7/24/37 #, •	2,000,000	2,017,338

Oaktree CLO Series 2019-3A D1R2 144A 7.393% (TSFR03M + 3.10%, Floor 3.10%) 1/20/38 #, •	1,000,000	1,018,680
Obra CLO Series 2024-1A D1 144A 7.823% (TSFR03M + 3.40%, Floor 3.40%) 1/20/38 #, •	1,000,000	1,007,237
OCP CLO Series 2022-25A CR 144A 6.393% (TSFR03M + 2.10%, Floor 2.10%) 7/20/37 #, •	2,000,000	2,018,606
Octagon Series 2021-1A CR 144A 6.54% (TSFR03M + 2.25%, Floor 2.25%) 7/23/37 #, •	2,000,000	2,022,408
OFSI BSL XIV CLO Series 2024-14A D1 144A 8.143% (TSFR03M + 3.85%, Floor 3.85%) 7/20/37 #, •	1,000,000	1,005,000
OHA Credit Funding 11 Series 2022-11A D1R 144A 7.143% (TSFR03M + 2.85%, Floor 2.85%) 7/19/37 #, •	1,000,000	1,012,406
OHA Credit Partners XIV Series 2017-14A CR 144A 6.193% (TSFR03M + 1.90%, Floor 1.90%) 7/21/37 #, •	2,000,000	2,013,524
OHA Loan Funding Series 2016-1A D1R2 144A 7.343% (TSFR03M + 3.05%, Floor 3.05%) 7/20/37 #, •	1,000,000	1,011,532
OZLM XIX Series 2017-19A CRR 144A 7.802% (TSFR03M + 3.50%, Floor 3.50%) 1/15/35 #, •	1,000,000	1,005,932
Palmer Square CLO Series 2024-2A C 144A 6.243% (TSFR03M + 1.95%, Floor 1.95%) 7/20/37 #, •	2,000,000	2,017,400

	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
TCW CLO
Series 2019-2A D1R2 144A 0.00% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •, ^	1,000,000	$ 1,000,000
Series 2024-2A D1 144A 7.603% (TSFR03M + 3.30%, Floor 3.30%) 7/17/37 #, •	1,000,000	1,017,052
Series 2024-3A D1A 144A 7.609% (TSFR03M + 3.10%, Floor 3.10%) 10/20/37 #, •	1,000,000	1,013,320
Total Collateralized Debt Obligations (cost $42,508,500)		42,921,484

Corporate Bonds — 56.15%
Banking — 7.47%
Akbank TAS 144A 7.498% 1/20/30 #		560,000	571,787
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ		565,000	558,118
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ		510,000	535,601
Banco Santander
7.00% 11/20/29 μ, ψ, ■	EUR	400,000	443,779
8.00% 2/1/34 μ, ψ		800,000	837,910

Banco Santander Mexico 144A 5.621% 12/10/29 #		325,000	326,098
Bank of New York Mellon 4.70% 9/20/25 μ, ψ		1,117,000	1,114,722
Barclays 9.625% 12/15/29 μ, ψ		1,650,000	1,841,082
Citigroup
7.00% 8/15/34 μ, ψ		565,000	590,146
7.125% 8/15/29 μ, ψ		1,545,000	1,589,306
Deutsche Bank
6.00% 10/30/25 μ, ψ		1,200,000	1,194,632
8.125% 10/30/29 μ, ψ, ■	EUR	400,000	444,976
Goldman Sachs Group
6.125% 11/10/34 μ, ψ		715,000	700,171
7.50% 5/10/29 μ, ψ		1,490,000	1,563,868

ICICI Bank 144A 4.00% 3/18/26 #		560,000	554,548
Metropolitan Bank & Trust 5.375% 3/6/29 ■		400,000	404,615
NBK SPC 144A 1.625% 9/15/27 #, μ		715,000	676,530
Oversea-Chinese Banking 144A 1.832% 9/10/30 #, μ		400,000	392,909
Popular 7.25% 3/13/28		255,000	266,029
Shinhan Bank 3.875% 3/24/26 ■		570,000	562,492
State Street 6.45% 9/15/30 μ, ψ		885,000	887,655
UBS Group 144A 6.85% 9/10/29 #, μ, ψ		1,745,000	1,753,264
			17,810,238

Schedule of investments
Macquarie Strategic Income Fund
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry — 3.24%
Cerdia Finanz 144A 9.375% 10/3/31 #		1,025,000	$ 1,072,970
Cleveland-Cliffs 144A 7.00% 3/15/32 #		1,895,000	1,892,725
Constellium 144A 6.375% 8/15/32 #		1,125,000	1,109,917
Magnera 144A 7.25% 11/15/31 #		1,025,000	1,011,962
NOVA Chemicals 144A 7.00% 12/1/31 #		1,054,000	1,064,244
Novelis 144A 6.875% 1/30/30 #		1,016,000	1,040,902
Sasol Financing USA 144A 8.75% 5/3/29 #		535,000	543,858
			7,736,578
Brokerage — 1.69%
Apollo Global Management 6.00% 12/15/54 μ		1,025,000	1,002,898
Focus Financial Partners 144A 6.75% 9/15/31 #		993,000	998,882
Jefferies Finance
144A 5.00% 8/15/28 #		1,075,000	1,019,049
144A 6.625% 10/15/31 #		1,000,000	1,005,630
			4,026,459
Capital Goods — 2.62%
Ardagh Metal Packaging Finance USA 2.00% 9/1/28 ■	EUR	800,000	759,082
Boeing
2.196% 2/4/26		1,180,000	1,149,808
6.858% 5/1/54		300,000	322,238

Goat Holdco 144A 6.75% 2/1/32 #		605,000	603,415
Manitowoc 144A 9.25% 10/1/31 #		515,000	535,997
Quikrete Holdings 144A 6.75% 3/1/33 #		350,000	351,312
Standard Building Solutions 144A 6.50% 8/15/32 #		1,015,000	1,025,772
Terex 144A 6.25% 10/15/32 #		970,000	960,108
Waste Pro USA 144A 7.00% 2/1/33 #		520,000	527,087
Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡		530,000	26,500
			6,261,319
Communications — 9.14%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #		1,746,000	1,655,439
ATP Tower Holdings 144A 7.875% 2/3/30 #		400,000	398,080
CCO Holdings
144A 4.25% 2/1/31 #		41,000	36,400
144A 4.50% 8/15/30 #		530,000	482,547

Cimpress 144A 7.375% 9/15/32 #		715,000	710,958
Connect Finco 144A 9.00% 9/15/29 #		750,000	673,183
Consolidated Communications
144A 5.00% 10/1/28 #		206,000	195,363
144A 6.50% 10/1/28 #		2,197,000	2,148,539

		Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Iliad Holding
144A 7.00% 4/15/32 #		590,000	$ 598,973
144A 8.50% 4/15/31 #		1,635,000	1,756,783

Matterhorn Telecom 3.125% 9/15/26 ■	EUR	69,000	71,536
McGraw-Hill Education 144A 7.375% 9/1/31 #		1,125,000	1,171,529
Midcontinent Communications 144A 8.00% 8/15/32 #		975,000	1,001,849
Nexstar Media 144A 4.75% 11/1/28 #		1,225,000	1,156,144
Prosus 144A 3.257% 1/19/27 #		590,000	563,005
Sable International Finance 144A 7.125% 10/15/32 #		1,540,000	1,506,982
Sirius XM Radio 144A 4.125% 7/1/30 #		1,925,000	1,721,862
Sitios Latinoamerica 144A 6.00% 11/25/29 #		420,000	420,504
Stagwell Global 144A 5.625% 8/15/29 #		1,165,000	1,125,183
Time Warner Cable 7.30% 7/1/38		350,000	365,211
Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #		425,000	429,344
Univision Communications 144A 7.375% 6/30/30 #		1,585,000	1,565,923
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #		400,000	346,937
VZ Secured Financing 144A 5.00% 1/15/32 #		1,915,000	1,713,236
			21,815,510
Consumer Cyclical — 6.20%
Alsea 144A 7.75% 12/14/26 #		550,000	555,834
Amber Finco 6.625% 7/15/29 ■	EUR	700,000	769,297
Bath & Body Works 6.875% 11/1/35		1,220,000	1,259,984
Carnival 144A 6.125% 2/15/33 #		890,000	892,761
Cencosud 144A 4.375% 7/17/27 #		565,000	554,792
Clarios Global 144A 6.75% 2/15/30 #		85,000	86,411
Garrett Motion Holdings 144A 7.75% 5/31/32 #		1,475,000	1,504,049
Hyundai Capital Services 144A 5.25% 1/22/28 #		425,000	427,591
K Hovnanian Enterprises 144A 11.75% 9/30/29 #		960,000	1,044,806
Meituan 144A 4.625% 10/2/29 #		400,000	390,086
PetSmart
144A 4.75% 2/15/28 #		825,000	791,533
144A 7.75% 2/15/29 #		840,000	838,188

Phinia 144A 6.625% 10/15/32 #		488,000	489,368
Raven Acquisition Holdings 144A 6.875% 11/15/31 #		415,000	415,078
S&S Holdings 144A 8.375% 10/1/31 #		1,025,000	1,029,292
Sands China 4.375% 6/18/30		575,000	536,836
Victra Holdings 144A 8.75% 9/15/29 #		1,530,000	1,622,176
ZF Europe Finance 4.75% 1/31/29 ■	EUR	600,000	620,983
ZF North America Capital 144A 6.75% 4/23/30 #		970,000	953,807
			14,782,872

Schedule of investments
Macquarie Strategic Income Fund
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical — 1.67%
Biocon Biologics Global 144A 6.67% 10/9/29 #		450,000	$ 439,095
Central American Bottling 144A 5.25% 4/27/29 #		585,000	558,544
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #		1,740,000	1,542,522
Lion
6.303% (EUR003M + 3.63%) 7/1/29 ■, •	EUR	400,000	417,589
144A 6.303% (EUR003M + 3.63%) 7/1/29 #, •	EUR	400,000	417,589
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29		200,000	195,827
6.75% 3/1/28		400,000	411,924
			3,983,090
Electric — 3.91%
California Buyer 144A 6.375% 2/15/32 #		1,025,000	1,010,796
Colbun 144A 3.95% 10/11/27 #		400,000	388,883
Dominion Energy
6.625% 5/15/55 μ		180,000	182,222
Series A 6.875% 2/1/55 μ		1,830,000	1,908,422

Duke Energy 6.45% 9/1/54 μ		435,000	437,423
Enel 6.375% 4/16/28 μ, ψ, ■	EUR	900,000	1,004,282
Iberdrola International 1.874% 1/28/26 μ, ψ, ■	EUR	800,000	816,662
Lightning Power 144A 7.25% 8/15/32 #		1,230,000	1,271,310
NRG Energy 144A 6.25% 11/1/34 #		1,030,000	1,015,546
Vistra 144A 7.00% 12/15/26 #, μ, ψ		1,295,000	1,301,014
			9,336,560
Energy — 9.65%
3R Lux 144A 9.75% 2/5/31 #		400,000	418,280
Archrock Partners 144A 6.625% 9/1/32 #		1,020,000	1,034,610
Enbridge
5.75% 7/15/80 μ		1,430,000	1,393,358
7.20% 6/27/54 μ		175,000	179,617

Energy Transfer 6.50% 11/15/26 μ, ψ		1,352,000	1,354,654
Genesis Energy
7.875% 5/15/32		220,000	220,563
8.00% 5/15/33		1,375,000	1,376,169

Geopark 144A 8.75% 1/31/30 #		400,000	397,600
Gulfport Energy Operating 144A 6.75% 9/1/29 #		1,025,000	1,044,349
Hilcorp Energy I
144A 6.00% 2/1/31 #		1,710,000	1,626,416
144A 7.25% 2/15/35 #		1,000,000	977,642

Matador Resources 144A 6.25% 4/15/33 #		720,000	711,288
Medco Maple Tree 144A 8.96% 4/27/29 #		540,000	573,343

		Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Murphy Oil 6.00% 10/1/32		391,000	$ 378,001
Nabors Industries 144A 9.125% 1/31/30 #		780,000	810,346
NGL Energy Operating 144A 8.375% 2/15/32 #		1,635,000	1,683,094
Noble Finance II 144A 8.00% 4/15/30 #		960,000	977,546
Puma International Financing 144A 7.75% 4/25/29 #		550,000	558,949
Rockies Express Pipeline 144A 7.50% 7/15/38 #		1,090,000	1,091,240
SM Energy 144A 7.00% 8/1/32 #		1,178,000	1,177,232
Transcanada Trust 5.625% 5/20/75 μ		1,128,000	1,126,833
Venture Global LNG 144A 7.00% 1/15/30 #		2,255,000	2,306,198
Vital Energy 144A 7.875% 4/15/32 #		1,620,000	1,598,844
			23,016,172
Finance Companies — 5.19%
Air Lease 4.125% 12/15/26 μ, ψ		1,210,000	1,158,482
Apollo Debt Solutions BDC
144A 6.70% 7/29/31 #		1,105,000	1,142,721
144A 6.90% 4/13/29 #		540,000	562,173
Ares Capital
5.80% 3/8/32		295,000	292,689
5.95% 7/15/29		560,000	567,811
Ares Strategic Income Fund
144A 5.60% 2/15/30 #		570,000	563,198
144A 5.70% 3/15/28 #		1,190,000	1,191,495

Azorra Finance 144A 7.75% 4/15/30 #		1,045,000	1,058,605
Blackstone Private Credit Fund
144A 5.60% 11/22/29 #		525,000	519,188
144A 6.00% 11/22/34 #		850,000	827,097
Blue Owl Credit Income
144A 5.80% 3/15/30 #		1,690,000	1,671,279
144A 6.60% 9/15/29 #		555,000	567,363

OneMain Finance 6.625% 5/15/29		1,019,000	1,036,552
UWM Holdings 144A 6.625% 2/1/30 #		1,223,000	1,226,363
			12,385,016
Insurance — 2.26%
Ardonagh Finco 6.875% 2/15/31 ■	EUR	2,000,000	2,138,146
Athene Holding 6.625% 10/15/54 μ		1,025,000	1,022,505
Howden UK Refinance 144A 7.25% 2/15/31 #		2,170,000	2,219,218
			5,379,869

Schedule of investments
Macquarie Strategic Income Fund
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Natural Gas — 0.70%
Sempra 6.40% 10/1/54 μ		1,735,000	$ 1,675,543
			1,675,543
Real Estate Investment Trusts — 0.16%
Trust Fibra Uno 144A 4.869% 1/15/30 #		425,000	390,891
			390,891
Technology — 1.19%
CDW 3.276% 12/1/28		455,000	426,202
Cloud Software Group 144A 6.50% 3/31/29 #		1,165,000	1,146,201
IPD 3 6.261% (EUR003M + 3.38%) 6/15/31 ■, •	EUR	700,000	732,679
TeamSystem 144A 6.285% (EUR003M + 3.50%) 7/31/31 #, •	EUR	500,000	522,627
			2,827,709
Transportation — 0.87%
Abertis Infraestructuras Finance 4.87% 11/28/29 μ, ψ, ■	EUR	700,000	742,519
Avis Budget Car Rental 144A 5.75% 7/15/27 #		280,000	276,638
Movida Europe 144A 7.85% 4/11/29 #		565,000	485,771
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #		540,000	560,034
			2,064,962
Utilities — 0.19%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #		450,000	454,513
			454,513
Total Corporate Bonds (cost $133,520,129)			133,947,301

Government Agency Obligations — 2.21%
Airport Authority 144A 4.875% 7/15/30 #		400,000	401,256
Comision Federal de Electricidad 144A 4.75% 2/23/27 #		500,000	491,765
DAE Sukuk DIFC 144A 3.75% 2/15/26 #		570,000	561,662
Electricite de France 3.375% 6/15/30 μ, ψ, ■	EUR	1,000,000	975,851
Freeport Indonesia 144A 4.763% 4/14/27 #		560,000	558,492
Georgian Railway JSC 4.00% 6/17/28 ■		425,000	372,443
Mersin Uluslararasi Liman Isletmeciligi 144A 8.25% 11/15/28 #		400,000	414,728
Perusahaan Perseroan Persero Perusahaan Listrik Negara 144A 5.45% 5/21/28 #		500,000	504,749
QazaqGaz JSC 144A 4.375% 9/26/27 #		581,000	559,179

	Principalamount°	Value (US $)

Government Agency Obligations (continued)
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	425,000	$ 423,789
Total Government Agency Obligations (cost $5,231,959)		5,263,914

Non-Agency Asset-Backed Securities — 0.00%
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.574% 11/25/36 φ	2,278	2,267
Total Non-Agency Asset-Backed Securities (cost $2,057)		2,267

Loan Agreements — 20.14%
Basic Industry — 3.10%
A-Ap Buyer 7.562% (SOFR01M + 3.25%) 9/9/31 •	1,025,000	1,033,541
Arsenal Aic Parent Tranche B 7.562% (SOFR01M + 3.25%) 8/18/30 •	497,500	500,610
Foresight Energy Operating Tranche A 12.429% (SOFR03M + 8.10%) 6/30/27 •	280,853	258,385
Form Technologies 10.043% (SOFR03M + 5.75%) 5/30/30 •	875,000	869,531
Ineos Quattro Holdings UK Tranche B 8.562% (SOFR01M + 4.25%) 10/1/31 •	970,000	965,756
Olympus Water US Holding Tranche B6 7.337% (SOFR03M + 3.00%) 6/20/31 •	1,670,812	1,676,381
Usalco 8.312% (SOFR01M + 4.00%) 9/30/31 •	426,099	430,893
Vantage Specialty Chemicals 1st Lien 9.052% (SOFR01M + 4.75%) 10/26/26 •	1,677,165	1,659,345
		7,394,442
Capital Goods — 2.66%
Alliance Laundry Systems Tranche B 7.805% (SOFR01M + 3.50%) 8/19/31 •	1,875,000	1,886,848
Indicor Tranche D 7.079% (SOFR03M + 2.75%) 11/22/29 •	666,625	669,292
Protective Industrial Products TBD 1/17/32 X	1,000,000	999,375
SPX Flow Tranche B 7.312% (SOFR01M + 3.00%) 4/5/29 •	1,110,000	1,121,639
White Cap Buyer Tranche C 7.562% (SOFR01M + 3.25%) 10/19/29 •	1,670,813	1,676,597
		6,353,751

Schedule of investments
Macquarie Strategic Income Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Communications — 2.32%
Charter Communications Operating Tranche B4 6.31% (SOFR03M + 2.00%) 12/7/30 •	2,208,271	$ 2,208,271
Connect US Finco 8.812% (SOFR01M + 4.50%) 9/27/29 •	1,686,568	1,471,530
Frontier Communications Holdings Tranche B 6.803% (SOFR01M + 2.50%) 7/1/31 •	1,670,812	1,687,521
MLN US HoldCo
1st Lien 13.200% (SOFR03M + 5.70%) 10/18/27	1,413,880	14,139
Tranche B 15.750% (SOFR02M + 8.25%) 10/18/27	442,414	2,765

Univision Communications 1st Lien 8.579% (SOFR03M + 4.25%) 6/24/29 •	142,451	143,401
		5,527,627
Consumer Cyclical — 3.00%
BIFM US Finance TBD Tranche B 5/31/28 X	500,000	505,208
Clarios Global 7.065% (SOFR01M + 2.75%) 1/15/32 •	1,160,000	1,161,812
Endeavor Group Holdings TBD 1/27/32 X	1,200,000	1,201,500
Flynn Restaurant Group TBD 1/17/32 X	1,100,000	1,101,032
Scientific Games Holdings 7.296% (SOFR03M + 3.00%) 4/4/29 •	1,496,250	1,503,544
Staples 10.041% (SOFR03M + 5.75%) 9/4/29 •	1,745,625	1,686,398
		7,159,494
Consumer Non-Cyclical — 2.26%
Bausch & Lomb 7.661% (SOFR01M + 3.35%) 5/10/27 •	1,022,939	1,029,190
Heartland Dental 8.812% (SOFR01M + 4.50%) 4/28/28 •	1,667,400	1,675,622
Mamba Purchaser Tranche B 7.312% (SOFR01M + 3.00%) 10/16/28 •	1,667,421	1,674,716
Tempur Sealy International Tranche B 6.85% (SOFR01M + 2.50%) 10/24/31 •	1,000,000	1,005,250
		5,384,778
Financial Services — 1.31%
Ardonagh Group Finco TBD 2/18/31 X	560,000	560,350
Dragon Buyer 7.579% (SOFR03M + 3.25%) 9/30/31 •	1,550,000	1,559,446
Mermaid Bidco Tranche B 7.804% (SOFR03M + 3.25%) 7/3/31 •	997,500	1,008,098
		3,127,894

	Principalamount°	Value (US $)

Loan Agreements (continued)
Insurance — 1.49%
Amynta Agency Borrower 7.291% - 7.312% (SOFR01M + 3.00%) 12/29/31 •	997,500	$ 998,227
Ardonagh Group Finco Pty Tranche B 8.039%-8.079% 8.041% (SOFR03M + 3.75%) 2/17/31 •	560,000	560,700
HUB International 6.787% (SOFR03M + 2.5%) 6/20/30 •	1,990,000	2,000,742
		3,559,669
Manufactured Housing — 0.93%
Lsf12 Crown Us Commercial Bidco 8.559% (SOFR01M + 4.25%) 12/2/31 •	2,200,000	2,205,042
		2,205,042
Technology — 3.07%
Clover Holdings 2
7.750% 12/9/31	1,135,000	1,140,675
8.428% (SOFR03M + 4.00%) 12/9/31 •	1,035,000	1,045,350

Epicor Software Tranche F 7.062% (SOFR01M + 2.75%) 5/30/31 •	997,500	1,006,851
Fortress Intermediate 3 7.812% (SOFR01M + 3.5%) 6/27/31 •	997,500	1,001,552
RealPage 8.079% (SOFR03M + 3.75%) 4/24/28 •	1,000,000	1,008,333
Sophos Holdings TBD 3/5/27 X	1,250,000	1,261,544
UKG Tranche B 7.30% (SOFR03M + 3.00%) 2/10/31 •	862,398	868,744
		7,333,049
Total Loan Agreements (cost $49,582,842)		48,045,746

Sovereign Bonds — 0.70%Δ
Dominican Republic — 0.16%
Dominican Republic International Bond 144A 4.50% 1/30/30 #	414,000	383,592
		383,592
Peru — 0.19%
Corp Financiera de Desarrollo 144A 2.40% 9/28/27 #	500,000	464,260
		464,260
Serbia — 0.14%
Serbia International Bond 144A 2.125% 12/1/30 #	400,000	328,965
		328,965

Schedule of investments
Macquarie Strategic Income Fund
	Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
South Korea — 0.21%
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	500,000	$ 501,669
		501,669
Total Sovereign Bonds (cost $1,822,925)		1,678,486

Supranational Banks — 0.18%
Africa Finance 144A 5.55% 10/8/29 #	430,000	424,666
Total Supranational Banks (cost $430,000)		424,666
	Number of shares
Common Stocks — 0.81%
Basic Industry — 0.22%
Foresight Energy =, †	42,271	521,619
		521,619
Consumer Discretionary — 0.04%
Studio City International Holdings †, π	19,076	92,519
True Religion 2025 Escrow =, †, π	2	1,904
True Religion 2026 Escrow =, †, π	2	2,116
True Religion Class A units =, †, π	8	7,927
		104,466
Financial Services — 0.12%
MNSN Holdings =, †	200	1,000
New Cotai =, †, π	414,307	284,876
		285,876
Materials — 0.00%
Westmoreland Coal =, †, π	145	254
		254
Transportation — 0.43%
Grupo Aeromexico =, †	49,917	1,023,778
		1,023,778
Total Common Stocks (cost $5,210,994)		1,935,993

	Number of shares	Value (US $)

Preferred Stock — 0.05%
Financial Services — 0.05%
SVB Financial Trust =, †, ω	229	$ 113,355
Total Preferred Stock (cost $116,027)		113,355

Short-Term Investments — 3.15%
Money Market Mutual Funds — 3.15%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.26%)	1,876,880	1,876,880
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.27%)	1,876,880	1,876,880
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.35%)	1,876,880	1,876,880
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.31%)	1,876,880	1,876,880
Total Short-Term Investments (cost $7,507,520)		7,507,520
Total Value of Securities—101.39% (cost $245,970,236)		$241,876,115
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of Rule 144A securities was $142,391,627, which represents 59.69% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Represents a security with a settlement after January 31, 2025, at which time the interest rate will be reflected.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2025. Rate will reset at a future date.

Schedule of investments
Macquarie Strategic Income Fund
ψ	Perpetual security. Maturity date represents next call date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
‡	Non-income producing security. Security is currently in default.
φ	Step coupon bond. Stated rate in effect at January 31, 2025 through maturity date.
X	This loan will settle after January 31, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
Δ	Securities have been classified by country of risk.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At January 31, 2025, the aggregate value of restricted securities was $389,596, which represented 0.16% of the Fund’s net assets. See table below for additional details on restricted securities.
ω	Perpetual security with no stated maturity date.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai	9/29/20	$3,632,177	$284,876
Studio City International Holdings	8/5/20	296,822	92,519
True Religion 2025 Escrow	12/24/24	—	1,904
True Religion 2026 Escrow	12/24/24	—	2,116
True Religion Class A units	10/19/20	9,601	7,927
Westmoreland Coal	3/15/19	109	254
Total		$3,938,709	$389,596
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at January 31, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
Usalco TBD 9/30/31 X	$43,901	$44,395	$43,901	$494

The following forward foreign currency exchange contracts and futures contracts were outstanding at January 31, 2025:1
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation		Unrealized Depreciation
CITI	EUR	(330,000)	USD	339,108	2/14/25	$—		$(3,440)
TD	EUR	(11,845,248)	USD	12,529,668	2/14/25	241,408		—
TD	EUR	800,000	USD	(841,733)	2/14/25	—		(11,813)
Total Forward Foreign Currency Exchange Contracts							$241,408		$(15,253)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
169	US Treasury 5 yr Notes	$17,980,017	$18,042,452	4/5/25	$(62,435)	$(38,289)
The use of forward foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	See Note 7 in “Notes to financial statements.”
Summary of abbreviations:
BDC – Business Development Company
CITI – Citigroup
CLO – Collateralized Loan Obligation
DIFC – Dubai International Financial Centre
EUR003M – EURIBOR EUR 3 Month
GNMA – Government National Mortgage Association
JSC – Joint Stock Company
LNG – Liquefied Natural Gas
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR02M – Secured Overnight Financing Rate 2 Month
SOFR03M – Secured Overnight Financing Rate 3 Month

Schedule of investments
Macquarie Strategic Income Fund
Summary of abbreviations: (continued)
TBD – To be determined
TD – TD Bank
TSFR03M – 3 Month Term Secured Overnight Financing Rate
yr – Year
Summary of currencies:
EUR – European Monetary Unit
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Macquarie Strategic Income Fund	January 31, 2025 (Unaudited)
Assets:
Investments, at value*	$241,876,115
Foreign currencies, at valueΔ	85,199
Cash	603,912
Cash collateral due from broker	232,375
Receivable for securities sold	5,439,491
Dividends and interest receivable	2,768,946
Receivable for fund shares sold	295,846
Unrealized appreciation on forward foreign currency exchange contracts	241,408
Prepaid expenses	51,984
Foreign tax reclaims receivable	1,187
Unrealized appreciation on unfunded loan commitments**	494
Other assets	806
Total Assets	251,597,763
Liabilities:
Payable for securities purchased	12,288,488
Payable for fund shares redeemed	425,053
Other accrued expenses	188,988
Investment management fees payable to affiliates	53,992
Variation margin due to broker on futures contracts	38,289
Distribution fees payable to affiliates	25,708
Unrealized depreciation on forward foreign currency exchange contracts	15,253
Distribution payable	7,940
Total Liabilities	13,043,711
Total Net Assets	$238,554,052

Net Assets Consist of:
Paid-in capital	$294,571,509
Total distributable earnings (loss)	(56,017,457)
Total Net Assets	$238,554,052

Statement of assets and liabilities
Macquarie Strategic Income Fund

Net Asset Value

Class A:
Net assets	$107,914,897
Shares of beneficial interest outstanding, unlimited authorization, no par	14,310,237
Net asset value per share	$7.54
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$7.90

Class C:
Net assets	$3,342,389
Shares of beneficial interest outstanding, unlimited authorization, no par	443,312
Net asset value per share	$7.54

Class R:
Net assets	$223,470
Shares of beneficial interest outstanding, unlimited authorization, no par	29,586
Net asset value per share	$7.55

Institutional Class:
Net assets	$127,073,296
Shares of beneficial interest outstanding, unlimited authorization, no par	16,846,915
Net asset value per share	$7.54
*Investments, at cost	$245,970,236
ΔForeign currencies, at cost	85,506
**See Note 10 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Macquarie Strategic Income Fund	Six months ended January 31, 2025 (Unaudited)
Investment Income:
Interest	$7,981,639
Dividends	149,742
8,131,381

Expenses:
Management fees	631,030
Distribution expenses — Class A	136,533
Distribution expenses — Class C	16,022
Distribution expenses — Class R	553
Dividend disbursing and transfer agent fees and expenses	125,679
Legal fees	60,713
Registration fees	44,968
Reports and statements to shareholders expenses	37,564
Accounting and administration expenses	36,274
Audit and tax fees	25,848
Custodian fees	7,227
Trustees’ fees	5,095
Other	33,563
1,161,069
Less expenses waived	(324,204)
Less expenses paid indirectly	(6,832)
Total operating expenses	830,033
Net Investment Income (Loss)	7,301,348

Statement of operations
Macquarie Strategic Income Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$136,690
Foreign currencies	(53,524)
Forward foreign currency exchange contracts	356,532
Futures contracts	968,889
Net increase from payment by affiliates[1]	13,763
Net realized gain (loss)	1,422,350

Net change in unrealized appreciation (depreciation) on:
Investments	719,397
Foreign currencies	(5,317)
Forward foreign currency exchange contracts	209,326
Futures contracts	(956,123)
Net change in unrealized appreciation (depreciation)	(32,717)
Net Realized and Unrealized Gain (Loss)	1,389,633
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,690,981
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Strategic Income Fund
	Six months ended 1/31/25 (Unaudited)	Year ended 7/31/24

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$7,301,348	$11,442,587
Net realized gain (loss)	1,408,587[1]	(9,717,792)
Net increase from payment by affiliates	13,763[2]	—
Net change in unrealized appreciation (depreciation)	(32,717)	16,327,598
Net increase (decrease) in net assets resulting from operations	8,690,981	18,052,393

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(3,377,920)	(5,880,116)
Class C	(87,052)	(126,005)
Class R	(6,559)	(13,105)
Institutional Class	(3,756,407)	(5,345,070)
	(7,227,938)	(11,364,296)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	7,464,848[3]	14,795,154
Class C	687,547[3]	1,050,206
Class R	4,882[3]	262,270
Institutional Class	24,982,818[3]	57,549,326

Net assets from reorganization:[4]
Class A	—	44,121,634
Class C	—	1,927,928
Institutional Class	—	75,833,666

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,323,984	5,783,349
Class C	87,052	125,946
Class R	6,559	12,785
Institutional Class	3,755,279	5,344,257
	40,312,969	206,806,521

Statements of changes in net assets
Macquarie Strategic Income Fund
	Six months ended 1/31/25 (Unaudited)	Year ended 7/31/24

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(12,862,449)	$(30,081,961)
Class C	(492,728)	(986,975)
Class R	(43,929)	(202,019)
Institutional Class	(14,737,770)	(55,986,986)
	(28,136,876)	(87,257,941)
Increase in net assets derived from capital share transactions	12,176,093	119,548,580
Net Increase in Net Assets	13,639,136	126,236,677

Net Assets:
Beginning of period	224,914,916	98,678,239
End of period	$238,554,052	$224,914,916
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Amount includes capital contribution by affiliates. See Note 2 in “Notes to financial statements.”
[4]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

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Financial highlights
Macquarie Strategic Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates and and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return, respectively.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Net expense ratio includes extraordinary expenses.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended July 31, 2024 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/25[1] (Unaudited)	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
$7.49	$7.31	$7.38	$8.57	$8.24	$8.07

0.24	0.41	0.35	0.29	0.30	0.29
0.05	0.17	(0.07)	(1.17)	0.35	0.20
—[3]	—	—	—	—	—
0.29	0.58	0.28	(0.88)	0.65	0.49

(0.24)	(0.40)	(0.35)	(0.31)	(0.32)	(0.32)
—	—	—	—	—[4]	—[4]
(0.24)	(0.40)	(0.35)	(0.31)	(0.32)	(0.32)
—[3]	—	—	—	—	—
$7.54	$7.49	$7.31	$7.38	$8.57	$8.24
3.84%[3]	8.25%	4.00%	(10.45%)	8.02%	6.27%

$107,915	$109,284	$71,422	$79,273	$31,690	$29,793
0.84%	0.84%	0.84%	0.90%[7]	0.84%	0.84%
1.12%	1.12%	1.20%	1.24%	1.53%	1.52%
6.25%	5.60%	4.85%	3.62%	3.54%	3.66%
5.97%	5.32%	4.49%	3.28%	2.85%	2.98%
50%	160%[8]	99%	65%	89%	130%

Financial highlights
Macquarie Strategic Income Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates and and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return, respectively.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Net expense ratio includes extraordinary expenses.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended July 31, 2024 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/25[1] (Unaudited)	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
$7.49	$7.30	$7.38	$8.58	$8.25	$8.08

0.21	0.36	0.30	0.23	0.24	0.23
0.05	0.18	(0.08)	(1.18)	0.35	0.20
—[3]	—	—	—	—	—
0.26	0.54	0.22	(0.95)	0.59	0.43

(0.21)	(0.35)	(0.30)	(0.25)	(0.26)	(0.26)
—	—	—	—	—[4]	—[4]
(0.21)	(0.35)	(0.30)	(0.25)	(0.26)	(0.26)
—[3]	—	—	—	—	—
$7.54	$7.49	$7.30	$7.38	$8.58	$8.25
3.46%[3]	7.59%	3.08%	(11.22%)	7.21%	5.47%

$3,342	$3,041	$819	$1,110	$1,451	$1,846
1.59%	1.59%	1.59%	1.65%[7]	1.59%	1.59%
1.87%	1.87%	1.95%	1.99%	2.28%	2.27%
5.50%	4.85%	4.10%	2.87%	2.79%	2.91%
5.22%	4.57%	3.74%	2.53%	2.10%	2.23%
50%	160%[8]	99%	65%	89%	130%

Financial highlights
Macquarie Strategic Income Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates and and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return, respectively.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Net expense ratio includes extraordinary expenses.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended July 31, 2024 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/25[1] (Unaudited)	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
$7.50	$7.32	$7.39	$8.60	$8.27	$8.10

0.23	0.39	0.33	0.27	0.28	0.27
0.05	0.18	(0.06)	(1.19)	0.35	0.20
—[3]	—	—	—	—	—
0.28	0.57	0.27	(0.92)	0.63	0.47

(0.23)	(0.39)	(0.34)	(0.29)	(0.30)	(0.30)
—	—	—	—	—[4]	—[4]
(0.23)	(0.39)	(0.34)	(0.29)	(0.30)	(0.30)
—[3]	—	—	—	—	—
$7.55	$7.50	$7.32	$7.39	$8.60	$8.27
3.71%[3]	7.97%	3.74%	(10.86%)	7.74%	5.99%

$224	$255	$174	$148	$171	$431
1.09%	1.09%	1.09%	1.15%[7]	1.09%	1.09%
1.37%	1.37%	1.45%	1.49%	1.78%	1.77%
6.00%	5.35%	4.60%	3.37%	3.29%	3.41%
5.72%	5.07%	4.24%	3.03%	2.60%	2.73%
50%	160%[8]	99%	65%	89%	130%

Financial highlights
Macquarie Strategic Income Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates and and capital contribution by affiliates are less than $0.005 per share and 0.005% on total return, respectively.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Net expense ratio includes extraordinary expenses.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended July 31, 2024 due to a change in the Fund’s portfolio managers and associated repositioning.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/25[1] (Unaudited)	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
$7.49	$7.31	$7.38	$8.58	$8.25	$8.08

0.25	0.43	0.37	0.31	0.32	0.31
0.04	0.17	(0.07)	(1.18)	0.35	0.20
—[3]	—	—	—	—	—
0.29	0.60	0.30	(0.87)	0.67	0.51

(0.24)	(0.42)	(0.37)	(0.33)	(0.34)	(0.34)
—	—	—	—	—[4]	—[4]
(0.24)	(0.42)	(0.37)	(0.33)	(0.34)	(0.34)
—[3]	—	—	—	—	—
$7.54	$7.49	$7.31	$7.38	$8.58	$8.25
3.98%[3]	8.52%	4.26%	(10.33%)	8.29%	6.53%

$127,073	$112,335	$26,263	$15,126	$16,258	$9,845
0.59%	0.59%	0.59%	0.65%[7]	0.59%	0.59%
0.87%	0.87%	0.95%	0.99%	1.28%	1.27%
6.50%	5.85%	5.10%	3.87%	3.79%	3.91%
6.22%	5.57%	4.74%	3.53%	3.10%	3.23%
50%	160%[8]	99%	65%	89%	130%

Notes to financial statements
Macquarie Strategic Income Fund	January 31, 2025 (Unaudited)
Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Macquarie Emerging Markets Debt Corporate Fund (formerly, Delaware Emerging Markets Debt Corporate Fund through December 30, 2024) and Macquarie Strategic Income Fund (formerly, Delaware Strategic Income Fund through December 30, 2024). These financial statements and the related notes pertain to Macquarie Strategic Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund's valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Fund may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not

Notes to financial statements
Macquarie Strategic Income Fund
1. Significant Accounting Policies (continued)
deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended January 31, 2025, and for all open tax years (years ended July 31, 2021–July 31, 2024), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended January 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions —  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments —  The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.

Segregation and Collateralization —  In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds), in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. The Fund declares dividends daily from net investment income and pays dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the

Notes to financial statements
Macquarie Strategic Income Fund
1. Significant Accounting Policies (continued)
corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended January 31, 2025, the Fund earned $6,471 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended January 31, 2025, the Fund earned $361 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT), and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.59% of the Fund’s average daily net assets from August 1, 2024 through November 28, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from August 1, 2024 through November 28, 2025, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class
0.84%	1.59%	1.09%	0.59%
DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays Affiliated Sub-Advisors a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2025, the Fund paid $7,238 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended January 31, 2025, the Fund paid $7,448 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, blended rate, currently 0.25% of the average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares do not pay a 12b-1 fee.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended January 31, 2025, the Fund paid $2,374 for internal legal and regulatory reporting

Notes to financial statements
Macquarie Strategic Income Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended January 31, 2025, DDLP earned $3,501 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2025, DDLP received gross CDSC commissions of $134 and $16 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Fund. In connection with the findings in the Settlement Order, MIMBT made a payment to the Fund on October 25, 2024, in the amount of $59,638. An amount of $13,763 is included on the “Statement of operations” under “Net increase from payment by affiliates” and an amount of $45,875 is included on the “Statements of changes in net assets” under “Proceeds from shares sold.” Payment by affiliates and capital contribution by affiliates had no impact on total return.
3. Investments
For the six months ended January 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than US government securities	$124,245,829
Sales other than US government securities	112,107,662
Sales of US government securities	10,078

At January 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:
Cost of investments and derivatives	$245,756,591
Aggregate unrealized appreciation of investments and derivatives	$4,060,960
Aggregate unrealized depreciation of investments and derivatives	(7,777,716)
Net unrealized depreciation of investments and derivatives	$(3,716,756)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At July 31, 2024, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 13,207,920	$39,674,789	$ 52,882,709
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Notes to financial statements
Macquarie Strategic Income Fund
3. Investments (continued)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of January 31, 2025:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$35,383	$—	$35,383
Collateralized Debt Obligations	—	42,921,484	—	42,921,484
Common Stocks	92,519	—	1,843,474	1,935,993
Corporate Bonds	—	133,947,301	—	133,947,301
Government Agency Obligations	—	5,263,914	—	5,263,914
Loan Agreements	—	48,045,746	—	48,045,746
Non-Agency Asset-Backed Securities	—	2,267	—	2,267
Preferred Stock	—	113,355	—	113,355
Sovereign Bonds	—	1,678,486	—	1,678,486
Supranational Banks	—	424,666	—	424,666
Short-Term Investments	7,507,520	—	—	7,507,520
Total Value of Securities	$7,600,039	$232,432,602	$1,843,474	$241,876,115

Derivatives[1]
Assets:
Forward Foreign Currency Exchange Contracts	$—	$241,408	$—	$241,408

Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(15,253)	$—	$(15,253)
Futures Contracts	(62,435)	—	—	(62,435)

1Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
During the six months ended January 31, 2025, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	1/31/25	7/31/24
Shares sold:
Class A	987,406	2,017,597
Class C	91,135	143,739
Class R	637	36,296
Institutional Class	3,311,480	7,829,961

Shares from reorganization:[1]
Class A	—	6,119,505
Class C	—	267,396
Institutional Class	—	10,517,846

Shares issued upon reinvestment of dividends and distributions:
Class A	440,600	786,417
Class C	11,540	17,107
Class R	868	1,735
Institutional Class	497,565	725,436
	5,341,231	28,463,035

Notes to financial statements
Macquarie Strategic Income Fund
4. Capital Shares (continued)
	Six months ended	Year ended
	1/31/25	7/31/24

Shares redeemed:
Class A	(1,704,972)	(4,113,067)
Class C	(65,346)	(134,408)
Class R	(5,826)	(27,956)
Institutional Class	(1,952,839)	(7,675,983)
	(3,728,983)	(11,951,414)
Net increase	1,612,248	16,511,621
[1]	See Note 5.
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the previous page and on the “Statements of changes in net assets.” For the six months ended January 31, 2025 and the year ended July 31, 2024, the Fund had the following exchange transactions:
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Six months ended
1/31/25	4,984	35	35	4,984	$37,939
Year ended
7/31/24	10,472	1,495	1,498	10,458	88,568
5. Reorganization
The following reorganization did not take place during the reporting period covered by this report. On February 15-16, 2023, the Board approved a proposal to reorganize Delaware Ivy Strategic Income Fund (the “Acquired Fund”), a series of Ivy Funds, with and into the Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization”). On August 10, 2023, the Acquired Fund shareholders approved the Reorganization. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of the Acquired Fund were acquired by the Acquiring Fund and (ii) the Trust, on behalf of Acquiring Fund, assumed the liabilities of Acquired Fund in exchange for shares of Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. The Reorganization was accomplished by a tax-free exchange of shares on September 15, 2023. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transaction information associated with the Acquired Fund and the Acquiring Fund on the Reorganization date were as follows:
	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$44,013,836	5,117,888	6,119,505	$69,878,327	1.1928
Class C	1,927,928	224,178	267,396	852,857	1.1928
Class R	—	—	—	305,631	—
Class R6*	661,822	76,867	—	—	—
Class I/Institutional Class**	75,171,844	8,740,912	10,517,846	29,633,152	1.1928
Class Y***	107,798	12,535	—	—	—
* Class R6 shares of the Acquired Fund were converted into Institutional Class shares of the Acquiring Fund.
** Class I shares are named Institutional Class for the Acquiring Fund.
*** Class Y shares of the Acquired Fund were converted into Class A shares of the Acquiring Fund.
The net assets of the Acquired Fund before the Reorganization were $122,074,127. The Acquired Fund net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization. The net assets of the Acquiring Fund immediately following the Reorganization were $222,553,195.
Assuming the Reorganization had been completed on August 1, 2023, the Acquiring Fund's pro forma results of operations for the year ended July 31, 2024, would have been as follows:
Net investment income	$11,960,980
Net realized loss on investments	(10,892,887)
Net change in unrealized appreciation (depreciation)	15,699,023
Net increase in net assets resulting from operations	$16,767,116
Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Fund that have been included in Acquiring Fund's “Statement of operations” since the Reorganization was consummated on September 15, 2023.

Notes to financial statements
Macquarie Strategic Income Fund
6. Line of Credit
The Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 28, 2024. This Agreement was extended to October 27, 2025.
The Fund had no amounts outstanding as of January 31, 2025, or at any time during the period then ended.
7. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedule of investments.” At January 31, 2025, the Fund received $96,000 in securities as collateral for open forward foreign currency exchange contracts.

During the six months ended January 31, 2025, the Fund entered into forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.
Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At January 31, 2025, the Fund posted $232,375 in cash as collateral for open futures contracts, which is presented as “Cash collateral due from broker” on the “Statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”
During the six months ended January 31, 2025, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of January 31, 2025 were as follows:
Asset Derivatives Fair Value
Statement of assets and liabilities location	Currency Contracts
Unrealized appreciation on forward foreign currency exchange contracts	$241,408

Notes to financial statements
Macquarie Strategic Income Fund
7. Derivatives (continued)
	Liability Derivatives Fair Value
Statement of assets and liabilities location	Currency Contracts	Interest Rate Contracts	Total
Unrealized depreciation on forward foreign currency exchange contracts	$(15,253)	$—	$(15,253)
Variation margin due to broker on futures contracts*	—	(62,435)	(62,435)
Total	$(15,253)	$(62,435)	$(77,688)
*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through January 31, 2025. Only current day variation margin is reported on the “Statement of assets and liabilities.”
The effect of derivative instruments on the “Statement of operations” for the six months ended January 31, 2025 was as follows:
	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Total
Currency contracts	$356,532	$—	$356,532
Interest rate contracts	—	968,889	968,889
Total	$356,532	$968,889	$1,325,421
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Total
Currency contracts	$209,326	$—	$209,326
Interest rate contracts	—	(956,123)	(956,123)
Total	$209,326	$(956,123)	$(746,797)
The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended January 31, 2025:
	Long Derivative Volume	Short Derivative Volume
Forward foreign currency exchange contracts (average contract amount)	$82,817	$9,805,858
Futures contracts (average notional amount)	24,703,655	82,789

8. Offsetting
The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”
At January 31, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Citigroup	$ —	$(3,440)	$(3,440)
TD Bank	241,408	(11,813)	229,595
Total	$ 241,408	$ (15,253)	$ 226,155
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Citigroup	$(3,440)	$ —	$ —	$ —	$ —	$(3,440)
TD Bank	229,595	(96,000)	—	—	—	133,595
Total	$226,155	$(96,000)	$ —	$ —	$ —	$130,155
(a) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
9. Securities Lending
The Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage

Notes to financial statements
Macquarie Strategic Income Fund
9. Securities Lending (continued)
of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended January 31, 2025, the Fund had no securities out on loan.
10. Credit and Market Risks
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed

Notes to financial statements
Macquarie Strategic Income Fund
10. Credit and Market Risks (continued)
securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Fund’s investments in CMO, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A,

Notes to financial statements
Macquarie Strategic Income Fund
10. Credit and Market Risks (continued)
which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Schedule of investments.”
11. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
12. Recent Accounting Pronouncements
In November 2023, the FASB issued an Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (CODM). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for the fiscal years beginning after December 15, 2023, and interim periods beginning with the first quarter ended March 31, 2025. The Fund is currently assessing the impact of this ASU, however, the Fund does not expect a material impact on its financial statements.
13. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2025, that would require recognition or disclosure in the Fund's financial statements.

Other Fund information (Unaudited)
Macquarie Strategic Income Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
At a meeting held on August 13-15, 2024 (the "Annual Contract Renewal Meeting"), the Board of Trustees (Board), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the "Independent Trustees"), approved the renewal of the Delaware Strategic Income Fund (Fund) Investment Management Agreement with Delaware Management Company (DMC) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (MIMGL), Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) and Macquarie Investment Management Europe Limited (MIMEL) (together, the "Affiliated Sub-Advisers").
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an "Investment Committee" and together, the "Investment Committees"), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board

Other Fund information (Unaudited)
Macquarie Strategic Income Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024 (continued)
considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (JDL).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Fund’s portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals. The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (Macquarie), the parent company of DMC, regarding Macquarie’s commitment to the US mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex. Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Fund’s prospectus, summary prospectus, statement of additional information, and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers, and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable.  The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (Broadridge), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the "Performance Universe"). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2023.
The Performance Universe for the Fund consisted of the Fund and all retail and institutional multi-sector income funds, regardless of asset size or primary channel of distribution. The Board

Other Fund information (Unaudited)
Macquarie Strategic Income Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024 (continued)
noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 10-year periods was in the second quartile of its Performance Universe and for the 5-year period was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted that the Fund was generally outperforming its Performance Universe and benchmark index during the periods under review. The Board noted that subsequent to the periods under review, the Fund’s current portfolio management team changed as of May 2024.
Comparative expenses. The Board received and considered expense data for the Fund. DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares, including 12b-1 and non-12b-1 service fees (as applicable). The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the "Expense Group"). The Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers (the "Expense Universe"). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with the Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from

Other Fund information (Unaudited)
Macquarie Strategic Income Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024 (continued)
DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(4289912)
SA-023-0325
This page is not part of the Financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Government Fund

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	March 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	March 26, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	March 26, 2025